LEASES (Schedule of Future Minimum Lease Payments) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Twelve months ending September 30:
2014	$ 65,942
2015	58,704
2016	58,704
2017	58,704
2018	44,028
Year ending December 31:
2013		74,732
2014		61,517
2015		58,704
2016		58,704
2017		58,704
Thereafter		29,352
Total Minimum Lease Payments	$ 286,082	$ 341,713